Post-employment benefit plans - Components of Post-Employment Benefit Plans Service Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
DC pension	$ (132)	$ (136)
Capitalized benefit plans cost	60	63
Total post-employment benefit plans service cost	(198)	(208)
DB pension
Disclosure of defined benefit plans [line items]
Current service cost	(125)	(134)
OPEBs
Disclosure of defined benefit plans [line items]
Current service cost	$ (1)	$ (1)